EARNINGS PER COMMON SHARE	6 Months Ended
Jul. 04, 2020
Earnings per share [abstract]
EARNINGS PER COMMON SHARE
EARNINGS (LOSS) PER COMMON SHARE

(US $ millions, except share and per share information, unless otherwise noted)	Q2 2020	Q2 2019	6 mos 2020	6 mos 2019
Earnings (loss) available to common shareholders	$18	$(14)	$38	$(13)
Common shares (millions):
Weighted average number of common shares outstanding	80.6	81.7	81.1	81.9
Dilutive stock options(1)	0.1	—	—	—
Diluted number of common shares	80.7	81.7	81.1	81.9
Earnings (loss) per common share:
Basic and diluted	$0.22	$(0.17)	$0.47	$(0.16)

(1)
Applicable if dilutive and when the weighted average daily closing share price for the period was greater than the exercise price for stock options. For the quarter and year-to-date period, there were stock options of 1.5 million and 1.1 million, respectively, (quarter and year-to-date ended July 6, 2019 – 0.7 million) that were not taken into account in the calculation of diluted earnings per share because their effect was anti-dilutive.